Other operating income, other operating expenses, restructuring income and expenses, financial result - Other operating income (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Analysis of income and expense [abstract]
Decrease in other operating income				$ 2,220
Other operating income	$ 264	$ 669	$ 723	$ 2,943
Reimbursement of property tax paid			$ 1,432